Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Summary of Minimum Future Lease Payments	The minimum future lease payments under the operating leases agreement subsequent to December 31, 2020, are as follows:

Total
Year ended December 31,	Unaudited
2021	$1,031
2022	994
2023	985
2024	992
2025 and thereafter	3,890

$7,892